Profit Before Income Tax - Summary of Other Operating Income and Expenses, Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Analysis of income and expense [abstract]
Rental income	$ 692,010	$ 22,600	$ 656,745	$ 175,373
Gain on disposal of property, plant and equipment	161,761	5,283	113,356	71,770
Royalty income	674,859	22,040	638,867	135,400
Impairment loss on non-financial assets (Notes 15 and 19)	(146,570)	(4,787)	(327,569)	(126,766)
Others	(60,290)	(1,969)	(67,071)	934,052
Other operating income and expenses, net	$ 1,321,770	$ 43,167	$ 1,014,328	$ 1,189,829